CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities:
Net income (loss)	$ (1,755)	$ 5,740	$ 1,698	$ 299
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation			7	5
Stock-based compensation	309	347	568	993
Noncash interest and financing costs			17	0
Change in fair value of warrants	510	(7,012)	(4,086)	(3,887)
Change in assets and liabilities:
Accounts receivable	(738)	(803)	795	(1,677)
Deferred subcontractor cost	(1,005)
Prepaid and other assets	(31)	(17)	(6)	(22)
Accounts payable and accrued expenses	(249)	1,232	128	1,187
Deferred revenue	1,046
Net cash used in operating activities	(1,913)	(513)	(879)	(3,102)
Cash flows provided by financing activities:
Proceeds from issuance of common stock and warrants	3,616	400	660	1,000
Proceeds from exercise of warrants	0	0	0	276
Costs related to the issuance of common stock and warrants	(58)	(15)	(18)	(11)
Net cash provided by financing activities	3,558	385	642	1,265
Net decrease in cash and cash equivalents	1,645	(128)	(237)	(1,839)
Cash and cash equivalents at beginning of period	281	518	518	2,355
Cash and cash equivalents at end of period	1,926	390	281	518
Supplemental disclosure of cash flow information:
Non-cash payments of interest	0	0	0	21
Supplemental disclosure of non-cash financing activities:
Common stock issued for short-term receivable	0	130	0	0
Preferred stock and warrants issued for payment of note payable	0	0	0	453
Preferred stock and warrants issued for payment of interest on note payable	$ 0	$ 0	$ 0	$ 210